Operating Leases - Maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturities of lease liabilities
Within one year	¥ 152,309	¥ 201,174
Within a period of more than one year but not more than two years	77,919	134,223
Within a period of more than two years but not more than three years	56,204	74,494
Within a period of more than three years but not more than four years	43,406	56,952
Within a period of more than four years but not more than five years	19,673	36,006
More than five years	78,954	99,111
Total lease commitment	¥ 428,465	¥ 601,960